Financial liabilities at amortized cost- deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Reserve Quantities [Line Items]
Deposits by customers	$ 23,691,130	$ 15,808,541
Total	23,691,130	15,808,541
RDB [Member]
Reserve Quantities [Line Items]
Deposits by customers	21,054,443	14,273,959
Deposits In Electronic Money [Member]
Reserve Quantities [Line Items]
Deposits by customers	2,388,601	1,534,582
CDB [Member]
Reserve Quantities [Line Items]
Deposits by customers	$ 248,086